UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22596

Investment Company Act File Number

MSAM Completion Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

July 31, 2013

Date of Reporting Period

Item 1. Schedule of Investments

MSAM Completion Portfolio

July 31, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

U.S. Treasury Obligations — 25.6%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bond, 2.875%, 5/15/43	$760	$654,432

Total U.S. Treasury Obligations (identified cost $702,132)		$654,432

Call Options Purchased — 0.0%(1)

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	9	$1,740.00	8/2/13	$67
S&P 500 Index	9	1,790.00	8/9/13	23
S&P 500 Index	9	1,800.00	8/17/13	68
S&P 500 Index	9	1,790.00	8/23/13	180
S&P 500 Index FLEX	9	1,757.00	8/5/13	3
S&P 500 Index FLEX	10	1,770.00	8/7/13	5
S&P 500 Index FLEX	9	1,795.00	8/12/13	8
S&P 500 Index FLEX	10	1,795.00	8/14/13	18
S&P 500 Index FLEX	9	1,805.00	8/19/13	36
S&P 500 Index FLEX	9	1,800.00	8/21/13	69
S&P 500 Index FLEX	9	1,795.00	8/26/13	188
S&P 500 Index FLEX	9	1,805.00	8/28/13	198

Total Call Options Purchased (identified cost $3,725)				$863

Put Options Purchased — 0.2%

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	9	$1,460.00	8/2/13	$23
S&P 500 Index	9	1,520.00	8/9/13	135
S&P 500 Index	9	1,540.00	8/17/13	743
S&P 500 Index	9	1,520.00	8/23/13	765
S&P 500 Index FLEX	9	1,485.00	8/5/13	0
S&P 500 Index FLEX	10	1,495.00	8/7/13	1
S&P 500 Index FLEX	9	1,530.00	8/12/13	68
S&P 500 Index FLEX	10	1,520.00	8/14/13	103
S&P 500 Index FLEX	9	1,545.00	8/19/13	517
S&P 500 Index FLEX	9	1,540.00	8/21/13	617
S&P 500 Index FLEX	9	1,535.00	8/26/13	999
S&P 500 Index FLEX	9	1,540.00	8/28/13	1,296

Total Put Options Purchased (identified cost $16,361)				$5,267

Short-Term Investments — 47.3%

U.S. Treasury Obligations — 36.7%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bill, 0.083%, 12/5/13	$940	$939,884

Total U.S. Treasury Obligations (identified cost $939,728)		$939,884

Other — 10.6%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.10%(2)	$273	$272,565

Total Other (identified cost $272,565)		$272,565

Total Short-Term Investments (identified cost $1,212,293)		$1,212,449

Total Investments — 73.1% (identified cost $1,934,511)		$1,873,011

Call Options Written — (3.7)%

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	9	$1,660.00	8/2/13	$(26,955)
S&P 500 Index	9	1,710.00	8/9/13	(3,330)
S&P 500 Index	9	1,720.00	8/17/13	(2,925)
S&P 500 Index	9	1,710.00	8/23/13	(7,605)
S&P 500 Index FLEX	9	1,677.00	8/5/13	(14,604)
S&P 500 Index FLEX	10	1,690.00	8/7/13	(9,609)
S&P 500 Index FLEX	9	1,715.00	8/12/13	(3,320)
S&P 500 Index FLEX	10	1,715.00	8/14/13	(4,440)
S&P 500 Index FLEX	9	1,725.00	8/19/13	(3,500)
S&P 500 Index FLEX	9	1,720.00	8/21/13	(5,022)
S&P 500 Index FLEX	9	1,715.00	8/26/13	(7,752)
S&P 500 Index FLEX	9	1,725.00	8/28/13	(6,053)

Total Call Options Written (premiums received $75,859)				$(95,115)

Put Options Written — (1.0)%

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	9	$1,540.00	8/2/13	$(22)
S&P 500 Index	9	1,600.00	8/9/13	(787)
S&P 500 Index	9	1,620.00	8/17/13	(2,722)
S&P 500 Index	9	1,600.00	8/23/13	(3,060)
S&P 500 Index FLEX	9	1,565.00	8/5/13	(4)
S&P 500 Index FLEX	10	1,575.00	8/7/13	(51)
S&P 500 Index FLEX	9	1,610.00	8/12/13	(951)
S&P 500 Index FLEX	10	1,600.00	8/14/13	(1,117)
S&P 500 Index FLEX	9	1,625.00	8/19/13	(3,485)

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index FLEX	9	$1,620.00	8/21/13	$(3,652)
S&P 500 Index FLEX	9	1,615.00	8/26/13	(4,577)
S&P 500 Index FLEX	9	1,620.00	8/28/13	(5,649)

Total Put Options Written (premiums received $62,904)				$(26,077)

Other Assets, Less Liabilities — 31.6%				$808,569

Net Assets — 100.0%				$2,560,388

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

FLEX	-	FLexible EXchange traded option, representing a customized option contract with negotiated contract terms.

(1)	Amount is less than 0.05%.

(2)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2013. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2013 was $1,074.

A summary of open financial instruments at July 31, 2013 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
9/13	14 U.S. Ultra-Long Treasury Bond	Long	$2,141,479	$2,019,500	$(121,979)

Written options activity for the fiscal year to date ended July 31, 2013 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	120	$72,918
Options written	1,738	1,057,493
Options exercised	(430)	(272,480)
Options expired	(1,208)	(719,168)

Outstanding, end of period	220	$138,763

At July 31, 2013, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective and its use of derivatives, the Portfolio is subject to the following risks:

Equity Price Risk: The Portfolio seeks to generate incremental return by writing a series of call and put option spread transactions on an index of common stocks. If the index appreciates or depreciates sufficiently over the period to offset the net premium received, the Portfolio will incur a net loss. The amount of potential loss in the event of a sharp market movement is subject to a cap defined by the difference in strike prices between written and purchased call and put options, and the notional value of the positions. During the period ended July 31, 2013, the Portfolio also held certain purchased and written put options contracts to hedge against fluctuations in security prices of investments held by Eaton Vance Multi-Strategy All Market Fund, for which the Portfolio serves as its completion portfolio.

Interest Rate Risk: The Portfolio holds fixed-rate bonds. The value of these bonds may decrease if interest rates rise. To hedge against fluctuations in interest rates and to manage its effective duration, the Portfolio purchases and sells U.S. Treasury futures contracts.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at July 31, 2013 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Equity Price	Purchased Options	$6,130	$—
Equity Price	Written Options	—	(121,192)

		$6,130	$(121,192)

Interest Rate	Futures Contracts	$—	$(121,979)*

		$—	$(121,979)

*	Amount represents cumulative unrealized depreciation on future contracts in the Future Contracts table above.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,934,649

Gross unrealized appreciation	$356
Gross unrealized depreciation	(61,994)

Net unrealized depreciation	$(61,638)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2013, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$654,432	$—	$654,432
Call Options Purchased	338	525	—	863
Put Options Purchased	1,666	3,601	—	5,267
Short-Term Investments - U.S. Treasury Obligations	—	939,884	—	939,884
Other	—	272,565	—	272,565
Total Investments	$2,004	$1,871,007	$—	$1,873,011

Liability Description
Call Options Written	$(40,815)	$(54,300)	$—	$(95,115)
Put Options Written	(6,591)	(19,486)	—	(26,077)
Futures Contracts	(121,979)	—	—	(121,979)
Total	$(169,385)	$(73,786)	$—	$(243,171)

The Portfolio held no investments or other financial instruments as of October 31, 2012 whose fair value was determined using Level 3 inputs. At July 31, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded.

For additional information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MSAM Completion Portfolio

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	September 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	September 23, 2013

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	September 23, 2013